Offerings - Offering: 1	Jun. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,150,000
Proposed Maximum Offering Price per Unit	43.14
Maximum Aggregate Offering Price	$ 49,611,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,851.28
Offering Note	(a) This Registration Statement on Form S-8 is filed by Fortune Brands Innovations, Inc., a Delaware corporation (the "Registrant"), for the purpose of registering 1,150,000 shares of common stock, par value $0.01 per share (the "Common Stock"), of the Registrant that may be issued pursuant to grants of an inducement performance share award and an inducement stock option award, which grants shall constitute "employment inducement awards" under New York Stock Exchange Manual Rule 303A.08. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock that may become issuable as a result of stock splits, stock dividends, recapitalization or other similar transactions effected that result in an increase to the number of outstanding shares of Common Stock, as applicable. (b) Amount of Registration Fee estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $43.14 per share, the average of the high and low prices of the Common Stock on June 24, 2026 as reported on the New York Stock Exchange.